Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
2020	$ 2,041
2021	2,172
2022	2,172
2023	2,086
2024	2,086
2025 and thereafter	10,260
Total	$ 20,817